ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 5 － ACCOUNTS RECEIVABLE, NET

	As of September 30,
	2024	2025	2025
	HKD	HKD	USD

Accounts receivable, at cost	$7,507,992	$25,071,163	$3,222,142
Less: allowance for expected credit losses	(55,341)	-	-
Accounts receivable, net	$7,452,651	$25,071,163	$3,222,142

For the years ended September 30, 2023, 2024 and 2025, the Company recognized an allowance for expected credit losses of HK$0, HK$55,341 and a reversal of expected credit losses of HK$1,716 (US$221), respectively.

The Company has not experienced any significant bad debt or write-offs of accounts receivable in the past.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for expected credit losses, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

Up to the date of the report, the Company collected approximately 99% of the net accounts receivable balance as of September 30, 2025.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS